Matthews Asia Value Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 85.1%

	Shares	Value
CHINA/HONG KONG: 38.4%
China National Accord Medicines Corp., Ltd. B Shares	462,107	$1,694,077
Naspers, Ltd. N Shares	8,200	1,241,556
CK Hutchison Holdings, Ltd.	129,500	1,143,243
China Mobile, Ltd.	90,000	745,538
China Isotope & Radiation Corp.	303,000	743,409
Anhui Gujing Distillery Co., Ltd. B Shares	84,000	706,100
Clear Media, Ltd.	1,393,000	693,271
Huifu Payment, Ltd.[b,c,d]	1,770,400	669,027
Prosus N.V.[c]	8,200	601,949
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	296,000	304,821

Total China/Hong Kong		8,542,991

SOUTH KOREA: 18.5%
NAVER Corp.	7,387	968,918
Shinyoung Securities Co., Ltd.	17,510	814,045
Geumhwa PSC Co., Ltd.	29,568	729,061
DGB Financial Group, Inc.	91,987	572,620
Hyundai Greenfood Co., Ltd.	55,158	538,859
Young Poong Corp.	955	485,008

Total South Korea		4,108,511

JAPAN: 14.5%
Gakujo Co., Ltd.	47,300	627,966
Asante, Inc.	29,700	541,785
YAMADA Consulting Group Co., Ltd.	31,300	489,780
Medikit Co., Ltd.	7,400	473,582
Honma Golf, Ltd.[b,d]	491,500	430,189
Ohashi Technica, Inc.	27,300	343,606
San-A Co., Ltd.	7,100	313,754

Total Japan		3,220,662

SINGAPORE: 7.7%
Straits Trading Co., Ltd.	608,100	910,840
Haw Par Corp., Ltd.	84,200	815,104

Total Singapore		1,725,944

TAIWAN: 1.8%
P-Duke Technology Co., Ltd.	159,500	406,038

Total Taiwan		406,038

MALAYSIA: 1.5%
Genting BHD	243,700	334,239

Total Malaysia		334,239

UNITED STATES: 1.4%
Cognizant Technology Solutions Corp. Class A	5,100	307,352

Total United States		307,352

	Shares	Value
INDIA: 0.7%
Wipro, Ltd.	46,474	$157,486

Total India		157,486

INDONESIA: 0.6%
PT Mitra Pinasthika Mustika	2,618,100	126,373

Total Indonesia		126,373

TOTAL COMMON EQUITIES		18,929,596

(Cost $21,155,708)

PREFERRED EQUITIES: 11.7%
SOUTH KOREA: 11.7%
Samsung SDI Co., Ltd., Pfd.	13,796	1,006,983
Hyundai Motor Co., Ltd., 2nd Pfd.	8,095	574,167
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	4,018	545,350
Samsung Electronics Co., Ltd., Pfd.	14,134	466,550

Total South Korea		2,593,050

TOTAL PREFERRED EQUITIES		2,593,050

(Cost $2,867,604)

TOTAL INVESTMENTS: 96.8%		21,522,646
(Cost $24,023,312)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.2%		706,733

NET ASSETS: 100.0%		$22,229,379

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $1,099,216, which is 4.94% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

BHD	Berhad

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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